Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
		Nov. 30, 2022 $ / shares shares	Jul. 31, 2022 shares	Feb. 28, 2022 USD ($)	Jan. 31, 2022 shares	Jul. 31, 2021 shares	Dec. 31, 2022 USD ($) Installment $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance						2,685,546
Fair value of common stock | $ / shares							$ 2.79	$ 7.56
Liability for unvested shares | $							$ 62,000
Issuance of common stock, shares							700,000
Common Stock, Shares, Issued						150,000,000	109,044,046	111,251,660
Unrecognized stock based compensation expense, Weighted average recognition period							2 years 9 months 18 days
Stock based compensation expense | $				$ 4,600			$ 21,648	$ 17,764
Intrinsic value of stock options exercised | $							1,000	0
Warrant expense | $	[1]						17,373	$ 0
Stock Options [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock, shares			2,000,000
Additional Option Grant			1,000,000
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Liability for unvested shares | $							$ 100
2021 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance						35,075,122	42,935,402
Shares available for future issuance						23,661,550	19,696,011
Issuance of common stock, shares					5,539,145	11,413,572
Percentage of number of shares of common stock outstanding						5.00%
2021 Equity Incentive Plan | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance							12,876,704
2020 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance							10,362,687
Shares available for future issuance							0
Grant exercise price, percentage of estimated fair value of common stock on date of grant (not less than)							110.00%
Combined voting power on all classes of stock threshold							10.00%
Percentage of options vesting							25.00%
Number of quarterly installments for vesting | Installment							36
Share-based payment award, expiration period							10 years
Award vesting period							4 years
Number of quarterly installments for vesting succeeding period							3 years
2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance						1,342,773	113,521
2021 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense | $							$ 100
2020 Employee Stock Purchase Plan Member
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future issuance							0
2020 Employee Stock Purchase Plan Member | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance							10,362,687
2022 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock authorized for issuance							1,229,252
PHP Warrants Member
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock, shares		6,824,712
Purchase price per share | $ / shares		$ 3.48
Warrant expense | $							$ 17,400

[1]	Includes related-party amounts of $17,373 and $0 for the years ended December 31, 2022 and 2021, respectively (see Note 8).